Consolidated income statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Consolidated income statements [line item]
Revenue	€ 170,449	€ 196,679	[1]	€ 184,721
Cost of sales	(76,446)	(87,052)	[1]	(82,299)
Gross profit	94,003	109,627	[1]	102,422
Research and development expenses	(27,104)	(23,348)	[1]	(22,416)
Sales and marketing expenses	(44,636)	(52,989)	[1]	(46,303)
General and administrative expenses	(29,337)	(31,786)	[1]	(32,310)
Net other operating income / (expenses)	2,436	5,432		3,771
Operating profit (loss)	(4,639)	6,936	[1]	5,164
Financial expenses	(5,995)	(3,682)	[1]	(4,864)
Financial income	2,452	1,377	[1]	3,627
Share in loss of joint venture	(39)	(392)	[1]	(475)
(Loss) profit before taxes	(8,221)	4,239	[1]	3,452
Income taxes	949	(2,595)	[1]	(425)
Net (loss) profit for the year	(7,272)	1,644	[1]	3,027
Net (loss) profit attributable to:
The owners of the parent	(7,124)	1,586	[1]	3,027
Non-controlling interest	€ (148)	€ 58	[1]	€ 0

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.